Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Sep. 05, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 250
Entity Common Stock, Shares Outstanding		147,546,184
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 12,500,708	$ 14,689,241
Short-term investments	7,500,000	0
Amounts receivable	1,458,365	1,625,724
Prepaid and deposits	354,667	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	0	319,219
Total Current Assets	22,058,955	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,479,859	49,515,859
Property and equipment (Note 9)	458,937	487,740
Prepaid insurance, non current portion (Note 11)	367,822	613,035
Reclamation bond (Note 11)	2,754,316	2,765,742
Total Non-Current Assets	54,060,934	53,382,376
Total Assets	76,119,889	70,296,027
Current Liabilities
Accounts payable and accrued liabilities	1,364,419	769,172
Warrant liability (Note 4)	10,746,787	16,914,660
Total Current Liabilities	12,111,206	17,683,832
Non-Current Liabilities
Reclamation and environmental obligation (Note 11)	1,198,179	1,143,892
Total Liabilities	13,309,385	18,827,724
Shareholders' Equity
Capital Stock, par value $0.001 per share; authorized 200,000,000 shares, 147,412,603 issued and outstanding at June 30, 2012 and 136,249,512 shares issued and outstanding at June 30, 2011	147,413	136,249
Additional paid in capital	151,564,888	129,664,660
Contributed surplus	12,892,174	11,287,242
Deficit accumulated during the exploration stage	(101,729,241)	(89,637,633)
Accumulated other comprehensive income	(64,730)	17,785
Total Stockholders' Equity	62,810,504	51,468,303
Total Liabilities and Stockholders' Equity	$ 76,119,889	$ 70,296,027

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Shareholders' Equity
Capital Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Capital Stock, shares authorized (in shares)	200,000,000	200,000,000
Capital Stock, shares issued (in shares)	147,412,603	136,249,512
Capital Stock, shares outstanding (in shares)	147,412,603	136,249,512

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Revenue
Interest income	$ 42,660	$ 118,870	$ 35,853	$ 1,179,492
Other income	73,130	180,833	0	253,963
Total Revenue	115,790	299,703	35,853	1,433,455
Expenses:
Incorporation costs	0	0	0	1,773
Exploration	13,427,376	7,984,774	6,043,791	45,209,413
Professional fees	1,166,881	1,280,869	931,404	8,672,804
Directors compensation	1,357,051	813,154	141,224	2,311,429
Travel & lodging	224,705	212,999	192,642	1,486,952
Corporate communications	440,382	260,309	332,139	3,817,789
Consulting fees	475,087	464,790	418,437	14,744,697
Office & administration	451,773	333,789	429,149	3,141,395
Interest & service charges	10,648	12,643	57,644	120,133
Loss on disposal of fixed assets	0	0	0	44,669
Insurance	323,777	317,457	47,804	917,106
Depreciation	77,155	73,299	66,367	446,733
Accretion	153,704	119,884	0	273,588
Miscellaneous	0	0	18,124	203,097
Financing & listing fees	0	0	0	(22,024)
Acquisition expenses	0	262,764	1,242,569	1,505,334
Income and other taxes	0	13,015	51,732	64,747
Write down of mineral property	100,000	10,000	275,000	1,856,049
Total Expenses	18,208,539	12,159,746	10,248,026	84,795,684
Net Loss before other items	18,092,749	11,860,043	10,212,173	83,362,229
Other items
Change in fair value of equity conversion right	0	169,081	821,155	990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
Loss on sale of marketable securities	166,732	0	0	166,732
Net Loss	12,091,608	28,450,536	5,351,958	101,729,241
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483	64,730
Unrealized loss on available-for-sale-securities	(30,945)	30,945	0	0
Total Comprehensive Loss for the Period	$ 12,174,123	$ 27,989,076	$ 5,508,441	$ 101,793,971
Loss per Common share
Basic (in dollars per share)	$ 0.09	$ 0.21	$ 0.06
Diluted (in dollars per share)	$ 0.09	$ 0.21	$ 0.06
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	139,466,595	130,677,585	98,617,938
Diluted (in shares)	139,466,595	130,677,585	98,617,938

Consolidated Statements of Cash Flows (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Consolidated Statements of Cash Flows [Abstract]
Net Loss	$ (12,091,608)	$ (28,450,536)	$ (5,351,958)	$ (101,729,241)
Adjustment for:
Depreciation	77,155	73,299	66,367	446,733
Loss on disposal of assets	0	0	0	44,669
Stock based compensation	1,918,724	1,200,875	309,840	19,577,123
Accrued interest	0	0	0	(58,875)
Write-down of mineral properties	100,000	10,000	275,000	1,856,049
Accretion expense	153,704	119,884	0	273,588
Change in reclamation	(5,312)	63,592	0	58,280
Insurance expense	245,213	182,235	0	427,448
Other non cash transactions	205,474	(899)	0	204,575
Change in fair value of equity conversion right	0	169,081	821,155	990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
(Increase) Decrease in accounts receivable	167,359	(30,679)	(1,290,352)	(1,374,939)
(Increase) Decrease in prepaid expenses	(320,415)	11,116	37,215	(354,667)
Increase (Decrease) in accounts payable	595,247	(1,544,935)	46,878	(519,364)
Cash used in operating activities	(15,122,332)	(11,775,554)	(10,767,225)	(62,948,341)
Sale (purchase) of marketable securities	144,690	0	0	144,690
Increase of reclamation bond	(82,678)	0	0	(82,678)
Purchase of GIC receivable	(7,500,000)	0	1,063,772	(7,441,125)
Notes receivable issued	0	243,495	(152,130)	21,365
Purchase of equity conversion right	0	0	(1,337,700)	(1,337,700)
Purchase of mineral properties	(100,000)	(191,061)	(3,574,252)	(7,209,870)
Cash acquired on acquisition of X-Cal	0	843,101	0	843,101
Purchase of equipment	(48,352)	(10,989)	(64,955)	(950,214)
Cash provided by (used in) investing activities	(7,586,340)	884,546	(4,065,265)	(16,012,431)
Demand notes payable issued	0	0	0	105,580
Issuance of capital Stock	20,633,600	3,707,339	29,328,480	91,465,579
Cash provided by financing activities	20,633,600	3,707,339	29,328,480	91,571,159
Effect of exchange rate changes on cash	(113,460)	492,405	(156,484)	(109,678)
Change in cash during period	(2,188,533)	(6,691,264)	14,339,506	12,500,708
Cash at beginning of period	14,689,241	21,380,505	7,040,999	0
Cash at end of period	12,500,708	14,689,241	21,380,505	12,500,708
Supplemental Cash Flow Disclosure
Cash	3,125,789	3,680,403	2,723,992	3,125,789
Cash Equivalents	$ 9,374,919	$ 11,008,837	$ 18,656,513	$ 9,374,919

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Capital in Excess of Par Value [Member]	Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 31, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at May. 31, 2004	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	121,533	26,105,855	0	0	0	26,227,388
Capital issued for financing (in shares)	121,533,078
Capital issued for services	5,342	10,160,732	0	0	0	10,166,074
Capital issued for services (in shares)	5,342,304
Capital issued from stock options and warrants exercised	385	249,623		(237,008)		13,000
Capital issued from stock options and warrants exercised (in shares)	384,627
Capital issued for mineral properties	17,379	15,822,867	0	0	0	15,840,246
Capital issued for mineral properties (in shares)	17,378,519
Capital issued on settlement of notes payable	39	105,541	0	0	0	105,580
Capital issued on settlement of notes payable (in shares)	39,691
Returned to treasury	(61,660)	61,660	0	0	0	0
Returned to treasury (in shares)	(61,660,000)
Fair value of warrants	0	0	0	12,073,546	0	12,073,546
Stock based compensation	0	0	0	6,132,972	0	6,132,972
Foreign currency translation	0	0	0	0	(287,192)	(287,192)
Net Income (loss)	0	0	(43,197,264)	0	0	(43,197,264)
Balance at Jun. 30, 2009	83,018	52,506,278	(43,197,264)	17,969,510	(287,192)	27,074,350
Balance (in shares) at Jun. 30, 2009	83,018,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	18,400	21,371,043	0	0	0	21,389,443
Capital issued for financing (in shares)	18,400,000					18,400,000
Capital issued from stock options and warrants exercised	8,351	16,361,552	0	(3,841,264)	0	12,528,639
Capital issued from stock options and warrants exercised (in shares)	8,351,360					8,351,360
Capital issued for acquisition						0
Capital issued for acquisition (in shares)						0
Capital issued for mineral properties	300	374,700	0	0	0	375,000
Capital issued for mineral properties (in shares)	300,000					300,000
Stock based compensation	0	0	0	309,840	0	309,840
Transition Adjustment (Note 2)	0	0	(12,637,875)	(3,612,864)	0	(16,250,739)
Foreign currency translation	0	0	0	0	(156,483)	(156,483)
Unrealized loss on available for sale securities						0
Net Income (loss)	0	0	(5,351,958)	0	0	(5,351,958)
Balance at Jun. 30, 2010	110,069	90,613,573	(61,187,097)	10,825,222	(443,675)	39,918,092
Balance (in shares) at Jun. 30, 2010	110,069,579
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	19	23,970	0	0	0	23,989
Capital issued for financing (in shares)	19,395					19,395
Capital issued from stock options and warrants exercised	4,154	10,219,361	0	(1,053,645)	0	9,169,870
Capital issued from stock options and warrants exercised (in shares)	4,153,085					4,153,085
Capital issued for acquisition	22,007	28,807,756	0	314,790	0	29,144,553
Capital issued for acquisition (in shares)	22,007,453					22,007,453
Capital issued for mineral properties						0
Capital issued for mineral properties (in shares)						0
Stock based compensation	0	0	0	1,200,875	0	1,200,875
Foreign currency translation	0	0	0	0	492,405	492,405
Unrealized loss on available for sale securities	0	0	0	0	(30,945)	(30,945)
Net Income (loss)	0	0	(28,450,536)	0	0	(28,450,536)
Balance at Jun. 30, 2011	136,249	129,664,660	(89,637,633)	11,287,242	17,785	51,468,303
Balance (in shares) at Jun. 30, 2011	136,249,512					136,249,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	10,418	20,335,752	0	0	0	20,346,170
Capital issued for financing (in shares)	10,417,776					10,417,776
Capital issued from stock options and warrants exercised	346	600,873	0	(313,793)	0	287,426
Capital issued from stock options and warrants exercised (in shares)	345,315					345,315
Capital issued for acquisition						0
Capital issued for acquisition (in shares)						0
Capital issued for mineral properties	400	963,600	0	0	0	964,000
Capital issued for mineral properties (in shares)	400,000					400,000
Stock based compensation	0	0	0	1,918,725	0	1,918,725
Foreign currency translation	0	0	0	0	(113,460)	(113,460)
Unrealized loss on available for sale securities	0	0	0	0	30,945	30,945
Net Income (loss)	0	0	(12,091,608)	0	0	(12,091,608)
Balance at Jun. 30, 2012	$ 147,413	$ 151,564,885	$ (101,729,241)	$ 12,892,174	$ (64,730)	$ 62,810,504
Balance (in shares) at Jun. 30, 2012	147,412,603					147,412,603

Principal Accounting Policies	12 Months Ended
Jun. 30, 2012
Principal Accounting Policies [Abstract]
Principal Accounting Policies
1.	Principal Accounting Policies:

Paramount Gold and Silver Corp. (the "Company"), incorporated under the General Corporation Law of the State of Delaware, and its wholly-owned subsidiaries are engaged in the acquisition, exploration and development of  precious metal properties. The Company's wholly owned subsidiaries include Paramount Gold de Mexico S.A. de C.V., Magnetic Resources Ltd, Minera Gama SA de CV, and X-Cal Resources Ltd.   The Company is an exploration stage company in the process of exploring its mineral properties in both the United States and Mexico, and has not yet determined whether these properties contain reserves that are economically recoverable.

Basis of Presentation and Preparation

The consolidated financial statements are prepared by management in accordance with U.S generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management in the accompanying financial statements include collectability of amounts receivable, the fair value of warrant liability, the adequacy of the Company's asset retirement obligations, fair value of stock based compensation and valuation of deferred tax assets.

Cash and Cash Equivalents

All highly liquid investments with maturities of three months or less at the date of purchase are classified as cash and cash equivalents.

Marketable Securities

The Company classifies its marketable securities as available-for-sale securities.  The securities are measured at fair market value in the financial statements with unrealized gains or losses recorded in other comprehensive income.  At the time securities are sold, gains or losses are included in net income.

Fair Value Measurements

The Company has adopted FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes guidelines for measuring fair value and expands disclosures regarding fair value measurements.  The company applies fair value accounting for all financial assets and liabilities and non – financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.  The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company has adopted FASB ASC 825, Financial Instruments, which allows companies to choose to measure eligible financial instruments and certain other items at fair value that are not required to be measured at fair value.  The Company has not elected the fair value option for any eligible financial instruments.

Stock Based Compensation

The Company has adopted the provisions of FASB ASC 718, "Stock Compensation" ("ASC 718"), which establishes accounting for equity instruments exchanged for employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee's requisite service period (generally the vesting period of the equity grant).  New shares of the Company's Common Stock will be issued for any options exercised or awards granted.

Comprehensive Income

FASB ASC 220"Reporting Comprehensive Income" establishes standards for the reporting and display of comprehensive income and its components in the financial statements.

Mineral Properties

Mineral property acquisition costs are capitalized when incurred and will be amortized using the units –of – production method over the estimated life of the reserve following the commencement of production.  If a mineral property is subsequently abandoned or impaired, any capitalized costs will be expensed in the period of abandonment or impairment.

Acquisition costs include cash consideration and the fair market value of shares issued on the acquisition of mineral properties.

Exploration Costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized and amortized over their useful lives.  To date, the Company has not established the commercial feasibility of its exploration prospects; therefore, all exploration costs are being expensed.

Derivatives

The Company accounts for its derivative instruments not indexed to our stock as either assets or liabilities and carries them at fair value.  Derivatives that are not defined as hedges must be adjusted to fair value through earnings.

Warrants and options issued in prior periods with exercise prices denominated in Canadian dollars are no longer considered indexed to our stock, as their exercise price is not in the Company's functional currency of the US dollar, and therefore no longer qualify for the scope exception and must be accounted for as a derivative.  These warrants and options are reclassified as liabilities under the caption "Warrant liability" and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation method.  Changes in the liability from period to period are recorded in the Statements of Operations under the caption "Change in fair value of warrant liability."

The Company elected to record the change in fair value of the warrant liability as a component of other income and expense on the statement of operations as we believe the amounts recorded relate to financing activities and not as a result of our operations.

Fixed Assets

Equipment is recorded at cost less accumulated depreciation.  All equipment is amortized over its estimated useful life at the following annual rates:

Computer equipment	30% declining balance
Equipment	20% declining balance
Furniture and fixtures	20% declining balance
Exploration equipment	20% declining balance

Income Taxes

Income taxes are determined using assets and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted FASB ASC 740 as of its inception. Pursuant to FASB ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future periods; and accordingly is offset by a valuation allowance. FIN No.48 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of tax positions taken into in tax returns.

To the extent interest and penalties may be assessed by taxing authorities on any underpayment of income tax, such amounts would be accrued and classified as a component of income tax expense in our Consolidated Statements of Operations and Comprehensive Loss. The Company elected this accounting policy, which is a continuation of our historical policy, in connection with our adoption of FIN 48.

Net Income Per Share

Basic earnings per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during each period.  Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For the year ended June 30, 2012, 2011 and 2010 the shares of common stock equivalents related to outstanding stock option and stock purchase warrants have not been included in the diluted per share calculation as they are anti-dilutive as the Company has recorded a net loss from continuing operations for each year.

Concentration of Credit Risk and Amounts Receivable

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash and cash equivalents and amounts receivable.  We deposit our cash with financial institutions which we believe have sufficient credit quality to minimize risk of loss.

Impuesto al Valor Agregado taxes (IVA) are recoverable value-added taxes charged by the Mexican government on goods sold and services rendered at a rate of 16%.  Under certain circumstances, these taxes are recoverable by filing a tax return and as determined by the Mexican taxing authority.  Each period, receivables are reviewed for collectability.  When a receivable is determined to not be collectable we allow for the receivable until we are either assured of collection or assured that a write-off is necessary.  Allowances in association with our receivable from IVA from our Mexico subsidiaries is based on our determination that the Mexican government may not allow the complete refund of these taxes.  The Company believes that all amounts recorded as a receivable from the Mexican government will be recovered.

Foreign Currency

The parent company's functional currency is the United States dollar. The functional currencies of the Company's wholly-owned subsidiaries are the U.S. Dollar and the Canadian Dollar.  Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date.   Foreign currency transaction gains and losses are included in the statement of operations and comprehensive loss. The aggregate foreign transaction loss for the year ended June 30, 2012 is $649,243.

The financial statements of the subsidiaries are translated to United States dollars in accordance with ASC 830 using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of stockholders' equity.

Recent Accounting Pronouncements Adopted	12 Months Ended
Jun. 30, 2012
Recent Accounting Pronouncements Adopted [Abstract]
Recent Accounting Pronouncements Adopted
2.	Recent Accounting Pronouncements Adopted:

ii)	ASU 2011-6

In January 2010, the FASB issued guidance regarding fair value: 1) adding new requirements for disclosures about transfers into and out of Levels 1 and 2 measurements and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, and 2) clarifying existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The guidance also required that disclosures about postretirement benefit plan assets be provided by classes of assets instead of by major categories of assets. The guidance is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide Level 3 activity, which was effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance, which did not have any effect on its results of operations, financial position and cash flows.

ii)	ASU 2011-04

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The new guidance does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within GAAP or International Financial Reporting Standards ("IFRSs"). The new guidance also changes the working used to describe many requirements in GAAP for measuring fair value and for disclosing information about fair value measurements and it clarifies the FASB's intent about the application of existing fair value measurements. The new guidance applies prospectively and is effective for interim and annual periods beginning after December 15, 2011. We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

iii)	ASU 2011-05

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The objective of this amendment is to increase the prominence of other comprehensive income in the financial statements. The amendments require entities to report components of net income and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the amendments in ASU 2011-05 require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12, which deferred the specific requirements related to the presentation of reclassification adjustments. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We expect the adoption of this ASU will affect financial statement presentation only.

iv)	ASU 2011-08

In September 2011, FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (ASU 2011-08), which amends the guidance in ASC 350-20. The amendments in ASU 2011-08 provide entities with the option of performing a qualitative assessment before performing the first step of the two-step impairment test. If entities determine, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, then performing the two-step impairment test would be unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. ASU 2011-08 also provides entities with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the first step of the two-step impairment test. ASU 2011-08 is effective for interim and annual periods beginning after December 15, 2011 but early adoption is permitted. The Company does not expect material financial statement implications relating to the adoption of this ASU.

Marketable Securities and Investments	12 Months Ended
Jun. 30, 2012
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of June 30, 2011, the Company had investments in available-for-sale securities with a cost basis of $350,164.  The investments included certain equity securities of entities involved in the exploration of precious metals.  For the year ended June 30, 2012, the Company sold its investment in available-for-sale securities for proceeds of $144,690 and recorded a loss on its statement of operations and comprehensive loss of $205,474.  The Company also recorded a gain on its statement of operations and comprehensive loss of $38,743 for securities which were previously restricted from sale that were sold during the year-ended June 30, 2012.

Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
Fair value measurement of financial assets and liabilities [Text Block]
4.	Fair Value Measurements:

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization with the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair Value at June 30, 2012			June 30, 2011
Assets	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$12,500,708	12,500,708	-	-	14,689,241
Short-term investments	7,500,000	7,500,000			-
Marketable Securities	-	-	-	-	319,219

Liabilities
Warrant liability	$10,746,787	-	-	10,746,787	16,914,660

The Company's cash and cash equivalents and short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash and cash equivalents that are valued based on quoted market prices in active markets are primarily comprised of commercial paper, short-term certificates of deposit and U.S. Treasury securities. The amounts receivable represent amounts due from a national government regarding refund of taxes.

The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

June 30, 2012
Risk free interest rate	0.23%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	70.1%
Expected dividend yield	0%

The changes in fair value of the warrants during the year ended June 30, 2012were as follows:

Balance at July 1, 2011	$16,914,660
Issuance of warrants and options	-
Change in fair value recorded in earnings	(6,167,873)
Transferred to equity upon exercise	-
Balance at June 30, 2012	$10,746,787

Non-Cash Transactions	12 Months Ended
Jun. 30, 2012
Non-Cash Transactions [Abstract]
Non-Cash Transactions
5.	Non-Cash Transactions:

During the years ended June 30, 2012, 2011 and 2010, the Company entered into certain non-cash activities as follows:

	2012	2011	2010
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$29,144,553	$-
From issuance of shares for cashless exercise of options	$16,455	$1,016,273	$1,596,896
From issuance of shares for mineral properties	$964,000	$-	$375,000

Capital Stock	12 Months Ended
Jun. 30, 2012
Capital Stock [Abstract]
Capital Stock
6.	Capital Stock:

a)  Share issuances:

Authorized capital stock consists of 200,000,000 common shares with par value of $0.001 per share.  At June 30, 2012 there were 147,412,603 shares issued and outstanding and 136,249,512 shares issued and outstanding at June 30, 2011.

During year ended June 30, 2012, the Company issued a total of 11,163,091 common shares which are summarized as follows:

	Common Shares
	2012	2011	2010
Financing	10,417,776	19,395	18,400,000
For acquisition of companies	-	22,007,453	-
Acquisition of mineral properties	400,000	-	300,000
For exercise of warrants and options	345,315	4,153,085	8,351,360
	11,163,091	26,179,933	27,051,360

For the year ended June 30, 2012, the Company closed a private placement offering pursuant to which the Company sold 10,417,776 shares of its common stock for gross proceeds of $21,356,442, at an offering price of $2.05 per share.  In the same period, the Company also recorded share issuance costs of $1,010,270 for net proceeds of $20,346,173.

For the year ended June 30, 2012, the Company entered into an agreement to purchase mining claims in northwestern Nevada in exchange for 400,000 shares of its common stock.  The seller of the mineral claims retains a net smelter royalty of 1.5% on the portion of claims not subject to other royalties and a net smelter royalty of 0.5% on the portion already subject to a 2.0% royalty held by a third party.

For the year ended June 30, 2012, the Company issued 345,315 shares for the exercise of options and received cash in the amount of $287,425.  The exercise price of these options ranged from $0.65 to $1.55.

b) Warrants:

The following share purchase warrants were outstanding at June 30, 2012:

	Exercise price in CAD	Exercise price in USD at June 30, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.03	7,700,000	0.72
Outstanding and exercisable at June 30, 2012			7,700,000
* Strike price of warrant contract in Canadian dollars.  At June 30, 2012 $1.00 USD = $0.98 CAD.

	June 30, 2012	June 30, 2011
Risk free interest rate	0.19%	0.19%
Expected life of warrants	.72 year	1 year
Expected stock price volatility	66%	72%
Expected dividend yield	0%	0%

c) Stock options:

On August 23, 2007, the board and stockholders approved the 2007/2008 Stock Incentive & Compensation Plan thereby reserving an additional 4,000,000 common shares for issuance to employees, directors and consultants.

On February 24, 2009, the stockholders approved the 2008/2009 Stock Incentive & Equity Compensation Plan thereby reserving an additional 3,000,000 common shares for future issuance.  The stockholders also approved the re-pricing of the exercise price of all outstanding stock options to $0.65 per share.

On December 2, 2011, the stockholders approved the 2011/2012 Stock Incentive & Equity Compensation Plan thereby reserving an additional 4,000,000 common shares for future issuance to employees, directors and consultants.

Stock Based Compensation

The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	June 30, 2012	June 30, 2011
WA Risk free interest rate	0.22%	0.43%
WA Expected dividend yield	0%	0%
WA Expected stock price volatility	77%	74%
WA Expected life of options	3.4 years	1.8 years

Changes in the Company's stock options for the year ended June 30, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2010	2,785,000	$0.91	2.40	$1,261,750
Issued	1,999,375	2.09
Cancelled/Expired	(200,000)	1.75
Exercised	(2,423,255)	1.08		$3,311,224
Outstanding at June 30, 2011	2,161,120	$1.74	2.08	$3,280,911
Issued	1,693,500	2.50
Cancelled / Expired	(370,500)	2.64
Exercised	(355,000)	0.83		$418,663
Outstanding at June 30, 2012	3,129,120	$2.16	2.41	$1,166,543
Exercisable at June 30, 2012	2,424,121	$2.00	1.97	$1,166,543

At June 30, 2012, there were 3,129,120 options outstanding. Options outstanding above that have not been vested at period end are 704,999 which have a maximum service term of 1- 4 years. The vesting of these options is dependent on market conditions which have yet to be met.   As of June 30, 2012, there was $479,600 of unrecognized compensation cost related to non-vested stock options to be recognized over a weighted average period of 1.4 years.

A summary of the non-vested options as of June 30, 2012 and 2011 and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-vested Options	Number	Weighted Avg. Grant-Date Fair Value
Non-vested at June 30, 2010	831,252	$0.79
Issued	1,999,375	0.85
Vested	(2,550,628)	0.71
Forfeited	(50,000)	1.15
Non-vested at June 30, 2011	229,999	$2.12
Issued	1,693,500	$1.23
Vested	(1,168,500)	1.03
Forfeited	(50,000)	1.29
Non-vested at June 30, 2012	704,999	$1.84

For the year ended June 30, 2012 the Company recognized stock based compensation expense in the amount of $1,918,724 (2011 - $1,200,875, 2010 - $309,840).

Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the year ended June 30, 2012, directors received cash payments in the amount of $240,500 (2011 -$215,000, 2010 - $144,758) for their services as directors or members of committees of the Company's Board.   During the year ended June 30, 2012, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $1,116,551 (2011 -$598,153, 2010 -$nil)

During the year ended June 30, 2012 the Company made payments of $93,656 (2011 - $96,080, 2010 -$91,469) pursuant to a premises lease agreement to a corporation in which an officer is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.

Mineral Properties	12 Months Ended
Jun. 30, 2012
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	June 30, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	-	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859

For the year ended June 30, 2012, the Company decided it would not make the required bi-annual mineral concession payments to the Mexican Government for its interest in the Morelos property.  As a result, the value the Company has recorded for its interest in the Morelos property has been written off  and a loss of $100,000 has been recorded on the statement of operations and comprehensive loss.

For the year ended June 30, 2012, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

For the year ended June 30, 2012, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold  Project.

Property and Equipment	12 Months Ended
Jun. 30, 2012
Property and Equipment [Abstract]
Property and Equipment
9.	Property and Equipment:

			Net Book Value
	Cost	Accumulated Amortization	June 30, 2012	June 30,2011

Property and Equipment	$856,285	$397,348	$458,937	$487,740

During the year ended June 30, 2012, net additions to property, and equipment were $48,352 (2011- $10,989). During the year ended June 30, 2012 the Company recorded depreciation of $77,155 (2011-$73,299, 2010 – 66,367).

Segmented Information	12 Months Ended
Jun. 30, 2012
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss for the period by geographical segment for the year ended June 30, 2012:

	United States	Mexico	Total
Interest income	$32,869	$9,791	$42,660
Other income	73,130	-	73,130
Total income	$105,999	$9,791	$115,790

Expenses:
Exploration	4,479,783	8,947,593	13,427,376
Professional fees	1,166,881	-	1,166,881
Directors compensation	1,357,051	-	1,357,051
Travel and lodging	224,705	-	224,705
Corporate communications	440,382	-	440,382
Consulting fees	475,087	-	475,087
Office and administration	383,691	68,082	451,773
Interest and service charges	7,480	3,168	10,648
Insurance	323,777	-	323,777
Amortization	41,027	36,128	77,155
Accretion	153,704	-	153,704
Write-down of mineral properties	-	100,000	100,000
Total Expenses	9,053,568	9,154,971	18,208,539
Net loss before other items	$8,947,569	$9,145,180	$18,092,749

Other items
Change in fair value of warrant liability	(6,167,873)	-	(6,167,873)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$2,946,428	$9,145,180	$12,091,608

Other comprehensive loss
Foreign currency translation adjustment	113,460	-	113,460
Unrealized loss on available for sale securities	(30,945)		(30,945)
Total Comprehensive Loss for the Period	$3,028,943	$9,145,180	$12,174,123

Loss for the period by geographical segment for the year ended June 30, 2011:

	United States	Mexico / Latin America	Total
Interest income	$81,265	$37,605	$118,870
Other income	178,230	2,603	180,833
Total income	$259,495	$40,208	$299,703

Expenses:
Exploration	4,516,969	3,467,805	7,984,774
Professional fees	1,280,869	-	1,280,869
Directors compensation	813,154	-	813,154
Travel and lodging	212,999	-	212,999
Corporate communications	260,309	-	260,309
Consulting fees	464,790	-	464,790
Office and administration	297,702	36,087	333,789
Interest and service charges	9,586	3,057	12,643
Insurance	317,457	-	317,457
Amortization	20,161	53,138	73,299
Accretion	119,884	-	119,884
Acquisition Expenses	262,764	-	262,764
Write off of mineral property	-	10,000	10,000
Income and other taxes	13,015	-	13,015
Total Expenses	8,589,659	3,570,087	12,159,746
Net loss before other items	$8,330,164	$3,529,879	$11,860,043

Other item
Change in fair value of equity conversion right	169,081	-	169,081
Change in fair value of warrant liability	16,421,412	-	16,421,412
Net Loss	$24,920,657	$3,529,879	$28,450,536

Other comprehensive loss
Foreign currency translation adjustment	(492,405)	-	(492,405)
Unrealized loss on available for sale securities	30,945	-	30,945
Total Comprehensive Loss for the Period	$24,459,197	$3,529,879	$27,989,076

Loss for the period by geographical segment for the year ended June 30, 2010:

	United States	Mexico / Latin America	Total
Interest income	$35,779	$74	$35,853
Total income	$35,779	$74	$35,853

Expenses:
Exploration	640,045	5,403,746	6,043,791
Professional fees	930,926	478	931,404
Directors compensation	141,224	-	141,224
Travel and lodging	192,642	-	192,642
Corporate communications	332,139	-	332,139
Consulting fees	418,437	-	418,437
Office and administration	310,371	118,778	429,149
Interest and service charges	53,818	3,826	57,644
Insurance	47,804	-	47,804
Amortization	18,661	47,706	66,367
Acquisition expenses	1,242,569	-	1,242,569
Miscellaneous	18,124	-	18,124
Write off of mineral property	275,000	-	275,000
Income and other taxes	51,732	-	51,732
Total Expenses	4,673,492	5,574,534	10,248,026
Net loss before other items	$4,637,713	$5,574,460	$10,212,173

Other item
Change in fair value of equity conversion right	821,155	-	821,155
Change in fair value of warrant liability	(5,681,370)	-	(5,681,370)
Net Loss	$(222,502)	$5,574,460	$5,351,958

Other comprehensive loss
Foreign currency translation adjustment	156,483	-	156,483
Total Comprehensive Loss for the Period	$(66,019)	$5,574,460	$5,508,441

Assets by geographical segment:

	United States	Mexico	Total
June 30, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Property and equipment	99,686	359,251	458,937

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Property and equipment	$131,683	$356,057	$487,740

Reclamation and Environmental	12 Months Ended
Jun. 30, 2012
Reclamation and Environmental [Abstract]
Reclamation and Environmental
11.	Reclamation and Environmental:

The Company holds an insurance policy related to its Sleeper Gold Project that covers reclamation costs in the event the Company defaults on payments of its reclamation costs up to an aggregate of $25 million.  The insurance premium is being amortized over ten years and the current and non-current prepaid insurance balance at June 30, 2012 is $613,037.

As a part of the policy, the Company has funds in a commutation account which is used to reimburse reclamation costs and indemnity claims.  For the year ended June 30, 2012, the Company and the Bureau of Land Management of Nevada reviewed the previous reclamation cost estimates for the exploration activities of the Company and determined an increase in those estimates was required.  As a result, the Company provided additional bonding to the Bureau of Land Management and increased the balance of the commutation account by $82,678.   The balance of the commutation account at June 30, 2012 is $2,754,316.

Reclamation and environmental costs are based principally on legal requirements.  Management estimates costs associated with reclamation of mineral properties.  On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.   A liability has been established equal to the present value of the obligation, and the carrying amount of the mineral properties has been increased by the same amount.

Changes to the Company's asset retirement obligations are as follows:

	June 30, 2012	June 30, 2011
Balance at beginning of period	$1,143,892	$-
Asset retirement obligations acquired		1,121,150
Accretion expense	153,704	119,884
Payments	(99,417)	(97,142)
Balance at end of period	$1,198,179	$1,143,892

Income Taxes	12 Months Ended
Jun. 30, 2012
Income taxes [Abstract]
Income taxes
12.	Income Taxes:

At June 30, 2012, the Company has unused tax loss carry forwards in the United States of $31,619,622 (2011 - $22,595,854, 2010 - $17,769,298) expiring between the years 2019 and 2032 which are available to reduce taxable income and unused capital loss carry forwards of $2,156,659 (2011 - $nil, 2010 - $nil) expiring in year 2015 which are available to reduce taxable capital gains. As at June 30, 2012 the Company has unused tax loss carry forwards in Canada of $6,369,054 (2011 - $6,643,964, 2010 - $nil) expiring between 2013 and 2032 which are available to reduce taxable income.  As at June 30, 2012 the Company has unused tax loss carry forwards in Mexico and Peru of $30,829,351 (2011 - $29,837,310, 2010 - $24,633,228) which are available to reduce taxable income. The tax effects of the significant components within the Company's deferred tax asset (liability) at June 30, 2012 are as follows:

	2012	2011	2010
United States
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	-	-
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	-
Property, plant and equipment	(16,554)	(25,207)	27
Canada
Loss carry forwards	1,592,263	1,660,991	-
Other	2,825	7,469	-
Property, plant and equipment	56,837	63,961	-
Mexico
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru
Loss carry forwards	-	1,393,473	1,203,263

Valuation allowance	(23,504,986)	(18,653,428)	(12,209,478)

Net deferred tax asset	-	-	-

The income tax expense differs from the amounts computed by applying statutory tax to pre-tax losses as a result of the following:

	2012	2011	2010

Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate	34%	30%	30%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:

Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	-	-
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764

Provision for income taxes	-	-	-

The potential tax benefits of net operating and capital losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating or capital losses carried forward in future years.

Accounting for uncertainty for Income Tax

Income taxes are determined using assets and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

Effective July 1, 2009, the Company adopted the interpretation for accounting for uncertainty in income taxes which was an interpretation of the accounting standard accounting for income taxes. This interpretation created a single model to address accounting for uncertainty in tax positions. This interpretation clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.

As at June 30, 2012 and 2011, the Company's consolidated balance sheets did not reflect a liability for uncertain tax positions, nor any accrued penalties or interest associated with income tax uncertainties. The Company is subject to income taxation at the federal and state levels. The Company is subject to US federal tax examinations for the tax years 2008 through 2011. Loss carryforwards generated or utilized in years earlier than 2008 are also subject to examination and adjustment. The Company has no income tax examinations in process.

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events:

In July 2012, the Company exercised two options to acquire 11 mining concessions located in Mexico and related to its San Miguel project.  In consideration for the mining concessions, the Company has made cash payments totaling $1,693,000.   Included in the payment is a value added tax amount of $234,200 from the Mexican Government.

Principal Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Principal Accounting Policies [Abstract]
Basis of Presentation and Preparation
Basis of Presentation and Preparation

The consolidated financial statements are prepared by management in accordance with U.S generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management in the accompanying financial statements include collectability of amounts receivable, the fair value of warrant liability, the adequacy of the Company's asset retirement obligations, fair value of stock based compensation and valuation of deferred tax assets.

Cash and Cash Equivalents	Cash and Cash Equivalents All highly liquid investments with maturities of three months or less at the date of purchase are classified as cash and cash equivalents.
Marketable Securities
Marketable Securities

The Company classifies its marketable securities as available-for-sale securities.  The securities are measured at fair market value in the financial statements with unrealized gains or losses recorded in other comprehensive income.  At the time securities are sold, gains or losses are included in net income.

Fair Value Measurements
Fair Value Measurements

The Company has adopted FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes guidelines for measuring fair value and expands disclosures regarding fair value measurements.  The company applies fair value accounting for all financial assets and liabilities and non – financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.  The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company has adopted FASB ASC 825, Financial Instruments, which allows companies to choose to measure eligible financial instruments and certain other items at fair value that are not required to be measured at fair value.  The Company has not elected the fair value option for any eligible financial instruments.

Stock Based Compensation
Stock Based Compensation

The Company has adopted the provisions of FASB ASC 718, "Stock Compensation" ("ASC 718"), which establishes accounting for equity instruments exchanged for employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee's requisite service period (generally the vesting period of the equity grant).  New shares of the Company's Common Stock will be issued for any options exercised or awards granted.

Comprehensive Income	Comprehensive Income FASB ASC 220"Reporting Comprehensive Income" establishes standards for the reporting and display of comprehensive income and its components in the financial statements.
Mineral Properties
Mineral Properties

Mineral property acquisition costs are capitalized when incurred and will be amortized using the units –of – production method over the estimated life of the reserve following the commencement of production.  If a mineral property is subsequently abandoned or impaired, any capitalized costs will be expensed in the period of abandonment or impairment.

Acquisition costs include cash consideration and the fair market value of shares issued on the acquisition of mineral properties.

Exploration Costs
Exploration Costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized and amortized over their useful lives.  To date, the Company has not established the commercial feasibility of its exploration prospects; therefore, all exploration costs are being expensed.

Derivatives
Derivatives

The Company accounts for its derivative instruments not indexed to our stock as either assets or liabilities and carries them at fair value.  Derivatives that are not defined as hedges must be adjusted to fair value through earnings.

Warrants and options issued in prior periods with exercise prices denominated in Canadian dollars are no longer considered indexed to our stock, as their exercise price is not in the Company's functional currency of the US dollar, and therefore no longer qualify for the scope exception and must be accounted for as a derivative.  These warrants and options are reclassified as liabilities under the caption "Warrant liability" and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation method.  Changes in the liability from period to period are recorded in the Statements of Operations under the caption "Change in fair value of warrant liability."

The Company elected to record the change in fair value of the warrant liability as a component of other income and expense on the statement of operations as we believe the amounts recorded relate to financing activities and not as a result of our operations.

Fixed Assets
Fixed Assets

Equipment is recorded at cost less accumulated depreciation.  All equipment is amortized over its estimated useful life at the following annual rates:

Computer equipment	30% declining balance
Equipment	20% declining balance
Furniture and fixtures	20% declining balance
Exploration equipment	20% declining balance

Income Taxes
Income Taxes

Income taxes are determined using assets and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted FASB ASC 740 as of its inception. Pursuant to FASB ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future periods; and accordingly is offset by a valuation allowance. FIN No.48 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of tax positions taken into in tax returns.

To the extent interest and penalties may be assessed by taxing authorities on any underpayment of income tax, such amounts would be accrued and classified as a component of income tax expense in our Consolidated Statements of Operations and Comprehensive Loss. The Company elected this accounting policy, which is a continuation of our historical policy, in connection with our adoption of FIN 48.

Net Income Per Share
Net Income Per Share

Basic earnings per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during each period.  Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For the year ended June 30, 2012, 2011 and 2010 the shares of common stock equivalents related to outstanding stock option and stock purchase warrants have not been included in the diluted per share calculation as they are anti-dilutive as the Company has recorded a net loss from continuing operations for each year.

Concentration of Credit Risk and Amounts Receivable
Concentration of Credit Risk and Amounts Receivable

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash and cash equivalents and amounts receivable.  We deposit our cash with financial institutions which we believe have sufficient credit quality to minimize risk of loss.

Impuesto al Valor Agregado taxes (IVA) are recoverable value-added taxes charged by the Mexican government on goods sold and services rendered at a rate of 16%.  Under certain circumstances, these taxes are recoverable by filing a tax return and as determined by the Mexican taxing authority.  Each period, receivables are reviewed for collectability.  When a receivable is determined to not be collectable we allow for the receivable until we are either assured of collection or assured that a write-off is necessary.  Allowances in association with our receivable from IVA from our Mexico subsidiaries is based on our determination that the Mexican government may not allow the complete refund of these taxes.  The Company believes that all amounts recorded as a receivable from the Mexican government will be recovered.

Foreign Currency
Foreign Currency

The parent company's functional currency is the United States dollar. The functional currencies of the Company's wholly-owned subsidiaries are the U.S. Dollar and the Canadian Dollar.  Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date.   Foreign currency transaction gains and losses are included in the statement of operations and comprehensive loss. The aggregate foreign transaction loss for the year ended June 30, 2012 is $649,243.

The financial statements of the subsidiaries are translated to United States dollars in accordance with ASC 830 using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of stockholders' equity.

Principal Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Principal Accounting Policies [Abstract]
Fixed Assets
Equipment is recorded at cost less accumulated depreciation.  All equipment is amortized over its estimated useful life at the following annual rates:

Computer equipment	30% declining balance
Equipment	20% declining balance
Furniture and fixtures	20% declining balance
Exploration equipment	20% declining balance

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
Fair Value of Assets and Liabilities
The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair Value at June 30, 2012			June 30, 2011
Assets	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$12,500,708	12,500,708	-	-	14,689,241
Short-term investments	7,500,000	7,500,000			-
Marketable Securities	-	-	-	-	319,219

Liabilities
Warrant liability	$10,746,787	-	-	10,746,787	16,914,660

Assumptions used to estimate the fair value of warrants
The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

June 30, 2012
Risk free interest rate	0.23%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	70.1%
Expected dividend yield	0%

Change in fair value of warrants
The changes in fair value of the warrants during the year ended June 30, 2012were as follows:

Balance at July 1, 2011	$16,914,660
Issuance of warrants and options	-
Change in fair value recorded in earnings	(6,167,873)
Transferred to equity upon exercise	-
Balance at June 30, 2012	$10,746,787

Non-Cash Transactions (Tables)	12 Months Ended
Jun. 30, 2012
Non-Cash Transactions [Abstract]
Non-Cash Transactions
During the years ended June 30, 2012, 2011 and 2010, the Company entered into certain non-cash activities as follows:

	2012	2011	2010
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$29,144,553	$-
From issuance of shares for cashless exercise of options	$16,455	$1,016,273	$1,596,896
From issuance of shares for mineral properties	$964,000	$-	$375,000

Capital Stock (Tables)	12 Months Ended
Jun. 30, 2012
Capital Stock [Abstract]
Schedule of summary of common stock issued
During year ended June 30, 2012, the Company issued a total of 11,163,091 common shares which are summarized as follows:

	Common Shares
	2012	2011	2010
Financing	10,417,776	19,395	18,400,000
For acquisition of companies	-	22,007,453	-
Acquisition of mineral properties	400,000	-	300,000
For exercise of warrants and options	345,315	4,153,085	8,351,360
	11,163,091	26,179,933	27,051,360

Schedule of outstanding share purchase warrants
The following share purchase warrants were outstanding at June 30, 2012:

	Exercise price in CAD	Exercise price in USD at June 30, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.03	7,700,000	0.72
Outstanding and exercisable at June 30, 2012			7,700,000
* Strike price of warrant contract in Canadian dollars.  At June 30, 2012 $1.00 USD = $0.98 CAD.

Schedule of assumptions used to measure warrants outstanding
	June 30, 2012	June 30, 2011
Risk free interest rate	0.19%	0.19%
Expected life of warrants	.72 year	1 year
Expected stock price volatility	66%	72%
Expected dividend yield	0%	0%

Schedule of changes in fair value assumptions
The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	June 30, 2012	June 30, 2011
WA Risk free interest rate	0.22%	0.43%
WA Expected dividend yield	0%	0%
WA Expected stock price volatility	77%	74%
WA Expected life of options	3.4 years	1.8 years

Schedule of changes in the entity's stock options
Changes in the Company's stock options for the year ended June 30, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2010	2,785,000	$0.91	2.40	$1,261,750
Issued	1,999,375	2.09
Cancelled/Expired	(200,000)	1.75
Exercised	(2,423,255)	1.08		$3,311,224
Outstanding at June 30, 2011	2,161,120	$1.74	2.08	$3,280,911
Issued	1,693,500	2.50
Cancelled / Expired	(370,500)	2.64
Exercised	(355,000)	0.83		$418,663
Outstanding at June 30, 2012	3,129,120	$2.16	2.41	$1,166,543
Exercisable at June 30, 2012	2,424,121	$2.00	1.97	$1,166,543

Schedule of changes in the entity's non-vested stock options
A summary of the non-vested options as of June 30, 2012 and 2011 and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-vested Options	Number	Weighted Avg. Grant-Date Fair Value
Non-vested at June 30, 2010	831,252	$0.79
Issued	1,999,375	0.85
Vested	(2,550,628)	0.71
Forfeited	(50,000)	1.15
Non-vested at June 30, 2011	229,999	$2.12
Issued	1,693,500	$1.23
Vested	(1,168,500)	1.03
Forfeited	(50,000)	1.29
Non-vested at June 30, 2012	704,999	$1.84

Mineral Properties (Tables)	12 Months Ended
Jun. 30, 2012
Mineral Properties [Abstract]
Mineral Properties
The Company has capitalized acquisition costs on mineral properties as follows:

	June 30, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	-	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859

Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Property and Equipment [Abstract]
Property and equipment, net
			Net Book Value
	Cost	Accumulated Amortization	June 30, 2012	June 30,2011

Property and Equipment	$856,285	$397,348	$458,937	$487,740

Segmented Information (Tables)	12 Months Ended
Jun. 30, 2012
Segmented Information [Abstract]
Revenues and long-lived assets by geographical segments
Loss for the period by geographical segment for the year ended June 30, 2012:

	United States	Mexico	Total
Interest income	$32,869	$9,791	$42,660
Other income	73,130	-	73,130
Total income	$105,999	$9,791	$115,790

Expenses:
Exploration	4,479,783	8,947,593	13,427,376
Professional fees	1,166,881	-	1,166,881
Directors compensation	1,357,051	-	1,357,051
Travel and lodging	224,705	-	224,705
Corporate communications	440,382	-	440,382
Consulting fees	475,087	-	475,087
Office and administration	383,691	68,082	451,773
Interest and service charges	7,480	3,168	10,648
Insurance	323,777	-	323,777
Amortization	41,027	36,128	77,155
Accretion	153,704	-	153,704
Write-down of mineral properties	-	100,000	100,000
Total Expenses	9,053,568	9,154,971	18,208,539
Net loss before other items	$8,947,569	$9,145,180	$18,092,749

Other items
Change in fair value of warrant liability	(6,167,873)	-	(6,167,873)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$2,946,428	$9,145,180	$12,091,608

Other comprehensive loss
Foreign currency translation adjustment	113,460	-	113,460
Unrealized loss on available for sale securities	(30,945)		(30,945)
Total Comprehensive Loss for the Period	$3,028,943	$9,145,180	$12,174,123

Loss for the period by geographical segment for the year ended June 30, 2011:

	United States	Mexico / Latin America	Total
Interest income	$81,265	$37,605	$118,870
Other income	178,230	2,603	180,833
Total income	$259,495	$40,208	$299,703

Expenses:
Exploration	4,516,969	3,467,805	7,984,774
Professional fees	1,280,869	-	1,280,869
Directors compensation	813,154	-	813,154
Travel and lodging	212,999	-	212,999
Corporate communications	260,309	-	260,309
Consulting fees	464,790	-	464,790
Office and administration	297,702	36,087	333,789
Interest and service charges	9,586	3,057	12,643
Insurance	317,457	-	317,457
Amortization	20,161	53,138	73,299
Accretion	119,884	-	119,884
Acquisition Expenses	262,764	-	262,764
Write off of mineral property	-	10,000	10,000
Income and other taxes	13,015	-	13,015
Total Expenses	8,589,659	3,570,087	12,159,746
Net loss before other items	$8,330,164	$3,529,879	$11,860,043

Other item
Change in fair value of equity conversion right	169,081	-	169,081
Change in fair value of warrant liability	16,421,412	-	16,421,412
Net Loss	$24,920,657	$3,529,879	$28,450,536

Other comprehensive loss
Foreign currency translation adjustment	(492,405)	-	(492,405)
Unrealized loss on available for sale securities	30,945	-	30,945
Total Comprehensive Loss for the Period	$24,459,197	$3,529,879	$27,989,076

Loss for the period by geographical segment for the year ended June 30, 2010:

	United States	Mexico / Latin America	Total
Interest income	$35,779	$74	$35,853
Total income	$35,779	$74	$35,853

Expenses:
Exploration	640,045	5,403,746	6,043,791
Professional fees	930,926	478	931,404
Directors compensation	141,224	-	141,224
Travel and lodging	192,642	-	192,642
Corporate communications	332,139	-	332,139
Consulting fees	418,437	-	418,437
Office and administration	310,371	118,778	429,149
Interest and service charges	53,818	3,826	57,644
Insurance	47,804	-	47,804
Amortization	18,661	47,706	66,367
Acquisition expenses	1,242,569	-	1,242,569
Miscellaneous	18,124	-	18,124
Write off of mineral property	275,000	-	275,000
Income and other taxes	51,732	-	51,732
Total Expenses	4,673,492	5,574,534	10,248,026
Net loss before other items	$4,637,713	$5,574,460	$10,212,173

Other item
Change in fair value of equity conversion right	821,155	-	821,155
Change in fair value of warrant liability	(5,681,370)	-	(5,681,370)
Net Loss	$(222,502)	$5,574,460	$5,351,958

Other comprehensive loss
Foreign currency translation adjustment	156,483	-	156,483
Total Comprehensive Loss for the Period	$(66,019)	$5,574,460	$5,508,441

Assets by geographical segment:

	United States	Mexico	Total
June 30, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Property and equipment	99,686	359,251	458,937

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Property and equipment	$131,683	$356,057	$487,740

Reclamation and Environmental (Tables)	12 Months Ended
Jun. 30, 2012
Reclamation and Environmental [Abstract]
Schedule of change in asset retirement obligation
Changes to the Company's asset retirement obligations are as follows:

	June 30, 2012	June 30, 2011
Balance at beginning of period	$1,143,892	$-
Asset retirement obligations acquired		1,121,150
Accretion expense	153,704	119,884
Payments	(99,417)	(97,142)
Balance at end of period	$1,198,179	$1,143,892

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income taxes [Abstract]
Summary of deferred tax assets and liabilities
At June 30, 2012, the Company has unused tax loss carry forwards in the United States of $31,619,622 (2011 - $22,595,854, 2010 - $17,769,298) expiring between the years 2019 and 2032 which are available to reduce taxable income and unused capital loss carry forwards of $2,156,659 (2011 - $nil, 2010 - $nil) expiring in year 2015 which are available to reduce taxable capital gains. As at June 30, 2012 the Company has unused tax loss carry forwards in Canada of $6,369,054 (2011 - $6,643,964, 2010 - $nil) expiring between 2013 and 2032 which are available to reduce taxable income.  As at June 30, 2012 the Company has unused tax loss carry forwards in Mexico and Peru of $30,829,351 (2011 - $29,837,310, 2010 - $24,633,228) which are available to reduce taxable income. The tax effects of the significant components within the Company's deferred tax asset (liability) at June 30, 2012 are as follows:

	2012	2011	2010
United States
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	-	-
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	-
Property, plant and equipment	(16,554)	(25,207)	27
Canada
Loss carry forwards	1,592,263	1,660,991	-
Other	2,825	7,469	-
Property, plant and equipment	56,837	63,961	-
Mexico
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru
Loss carry forwards	-	1,393,473	1,203,263

Valuation allowance	(23,504,986)	(18,653,428)	(12,209,478)

Net deferred tax asset	-	-	-

Summary of differences as to income tax expense differs from amounts computed by applying statutory tax to pre-tax losses
The income tax expense differs from the amounts computed by applying statutory tax to pre-tax losses as a result of the following:

	2012	2011	2010

Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate	34%	30%	30%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:

Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	-	-
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764

Provision for income taxes	-	-	-

Principal Accounting Policies (Details) (USD $)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Value added tax rate assessed by foreign authority (in hundredths)	16.00%
Foreign currency transaction loss	$ 649,243
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	30.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%

Marketable Securities and Investments (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Marketable Securities and Investments [Abstract]
Available-for-sale securities, at cost basis		$ 350,164
Proceeds from sale of available-for-sale securities	144,690
Loss recognized from sale of available-for-sale securities	205,474
Gain on sale of restricted securities	$ 38,743

Fair Value Measurements (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Assets
Cash and cash equivalents	$ 12,500,708	$ 14,689,241		$ 12,500,708
Short-term investments	7,500,000	0		7,500,000
Marketable securities	0	319,219		0
Liabilities
Warrant liability	10,746,787	16,914,660		10,746,787
Change in fair value of the warrants using option-pricing model [Abstract]
Risk free interest rate (in hundredths)	0.23%
Expected stock price volatility (in hundredths)	70.10%
Expected dividend yield (in hundredths)	0.00%
Changes in fair value of the warrants [Roll Forward]
Beginning balance	16,914,660
Issuance of warrants and options	0
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
Transferred to equity upon exercise	0
Ending balance	10,746,787	16,914,660		10,746,787
Minimum [Member]
Change in fair value of the warrants using option-pricing model [Abstract]
Expected life of warrants and options (in years)	1 day
Maximum [Member]
Change in fair value of the warrants using option-pricing model [Abstract]
Expected life of warrants and options (in years)	1 year
Recurring [Member] | Level 1 [Member]
Assets
Cash and cash equivalents	12,500,708			12,500,708
Short-term investments	7,500,000			7,500,000
Marketable securities	0			0
Liabilities
Warrant liability	0			0
Recurring [Member] | Level 2 [Member]
Assets
Cash and cash equivalents	0			0
Marketable securities	0			0
Liabilities
Warrant liability	0			0
Recurring [Member] | Level 3 [Member]
Assets
Cash and cash equivalents	0			0
Marketable securities	0			0
Liabilities
Warrant liability	$ 10,746,787			$ 10,746,787

Non-Cash Transactions (Details) (USD $)	12 Months Ended			61 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Operating and Financing Activities
From issuance of shares for acquisitions	$ 0	$ 29,144,553	$ 0
From issuance of shares for cashless exercise of options	16,455	1,016,273	1,596,896
From issuance of shares for mineral properties	$ 964,000	$ 0	$ 375,000	$ 15,840,246

Capital Stock (Details)	12 Months Ended				97 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Stock Options [Member] USD ($)	Jun. 30, 2011 Stock Options [Member] USD ($)	Jun. 30, 2010 Stock Options [Member] USD ($)	Jun. 30, 2009 Stock Options [Member] USD ($)	Dec. 02, 2011 Stock Options [Member]	Feb. 24, 2009 Stock Options [Member]	Aug. 23, 2007 Stock Options [Member]	Jun. 30, 2012 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2011 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2010 Non-Vested Stock Options [Member] USD ($)	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Warrant [Member] USD ($)		Jun. 30, 2012 Warrant [Member] CAD		Jun. 30, 2011 Warrant [Member]
Capital Stock [Abstract]
Authorized capital stock (in shares)	200,000,000	200,000,000			200,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock issued (in shares)	147,412,603	136,249,512			147,412,603
Common shares outstanding (in shares)	147,412,603	136,249,512			147,412,603
Summary of common stock issued [Abstract]
Financing (in shares)	10,417,776	19,395	18,400,000
For acquisition of companies (in shares)	0	22,007,453	0
Acquisition of mineral properties (in shares)	400,000	0	300,000
For exercise of warrants and options (in shares)	345,315	4,153,085	8,351,360
Common stock issued (in shares)	11,163,091	26,179,933	27,051,360		11,163,091
Number of common shares issued under private placement	10,417,776				10,417,776
Gross proceeds received from private offering	$ 21,356,442
Private offering stock price (in dollars per share)	$ 2.05				$ 2.05
Stock issuance costs	1,010,270
Net proceeds received from private offering	20,346,173
Percentage of net smelter royalty on the portion of claims not subject to other royalties (in hundredths)	1.50%
Percentage of net smelter royalty on the portion already royalty held by third party (in hundredths)	0.50%
Percentage of royalty held by third party (in hundredths)	2.00%
Common stock issued, options exercises in period (in shares)	345,315					355,000	2,423,255
Cash received from exercise of stock options	287,425
Option exercise price range, lower range limit (in dollars per share)	$ 0.65
Option exercise price range, upper range limit (in dollars per share)	$ 1.55
Class of Warrant or Right [Line Items]
Warrant, exercise price (in dollars per share)																		$ 1.03	[1]	1.05	[1]
Number of warrants (in shares)																		7,700,000	[1]	7,700,000	[1]
Number of warrants, outstanding and exercisable (in shares)																		7,700,000		7,700,000
Class of warrants, remaining contractual life (in years)																		8 months 19 days	[1]	8 months 19 days	[1]
Risk free interest rate (in hundredths)	0.23%																	0.19%		0.19%		0.19%
Expected life of warrants (in years)																		8 months 19 days		8 months 19 days		1 year
Expected stock price volatility (in hundredths)	70.10%																	66.00%		66.00%		72.00%
Expected dividend yield (in hundredths)	0.00%																	0.00%		0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional common share for issuance (in shares)										4,000,000	3,000,000	4,000,000
Exercise price of outstanding stock option (in dollars per share)									$ 0.65
Fair value assumptions and methodology [Abstract]
Risk free interest rate (in hundredths)						0.22%	0.43%
Expected dividend yield (in hundredths)						0.00%	0.00%
Expected stock price volatility (in hundredths)						77.00%	74.00%
Expected life of options (in years)						3 years 4 months 24 days	1 year 9 months 18 days									1 year	1 day
Number of shares
Beginning balance (in shares)						2,161,120	2,785,000
Issued (in shares)						1,693,500	1,999,375
Cancelled / Expired (in shares)						(370,500)	(200,000)
Exercised (in shares)	(345,315)					(355,000)	(2,423,255)
Ending balance (in shares)						3,129,120	2,161,120	2,785,000
Exercisable (in shares)						2,424,121
Weighted Avg. Exercise Price
Beginning balance (in dollars per share)						$ 1.74	$ 0.91
Issued (in dollars per share)						$ 2.5	$ 2.09
Cancelled / Expired (in dollars per share)						$ 2.64	$ 1.75
Exercised (in dollars per share)						$ 0.83	$ 1.08
Ending balance (in dollars per share)						$ 2.16	$ 1.74	$ 0.91
Exercisable (in dollars per share)						$ 2
Weighted-Average Remaining Contractual Term
Beginning balance						2 years 4 months 28 days	2 years 29 days	2 years 4 months 24 days
Ending balance						2 years 4 months 28 days	2 years 29 days	2 years 4 months 24 days
Exercisable						1 year 11 months 19 days
Aggregate Intrinsic Value
Beginning balance						3,280,911	1,261,750
Exercised	418,663			3,311,224
Ending balance						1,166,543	3,280,911	1,261,750
Exercisable						1,166,543
Number of non vested options outstanding (in shares)													704,999
Service term, minimum (in years)													1 year
Service term, maximum (in years)													4 years
Unrecognized compensation costs related to non-vested stock options						479,600
Recognition of unrecognized compensation costs related to non-vested stock options (in years)													1 year 4 months 24 days
Non-vested - Number of shares [Roll Forward]
Non-vested, beginning (in shares)													229,999	831,252
Issued (in shares)													1,693,500	1,999,375
Vested (in shares)													(1,168,500)	(2,550,628)
Forfeited (in shares)													(50,000)	(50,000)
Non-vested, ending (in shares)													704,999	229,999	831,252
Weighted Average Grant-Date Fair Value [Roll Forward]
Non-vested, beginning (in dollars per share)													$ 2.12	$ 0.79
Issued (in dollars per share)													$ 1.23	$ 0.85
Vested (in dollars per share)													$ 1.03	$ 0.71
Forfeited (in dollars per share)													$ 1.29	$ 1.15
Non-vested, ending (in dollars per share)													$ 1.84	$ 2.12	$ 0.79
Stock based compensation	$ 1,918,724	$ 1,200,875	$ 309,840		$ 19,577,123								$ 1,918,724	$ 1,200,875	$ 309,840

[1]	Strike price of warrant contract in Canadian dollars. At June 30, 2012 $1.00 USD = $0.98 CAD.

Related Party Transactions (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Director [Member]
Related Party Transaction [Line Items]
Payment made to director for services	$ 240,500	$ 215,000	$ 144,758
Non-cash transaction to recognize stock based compensation for directors	1,116,551	598,153	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments made in pursuant to a lease agreement	$ 93,656	$ 96,080	$ 91,469

Mineral Properties (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Mineral properties, net [Abstract]
Mineral properties, net	$ 50,479,859	$ 49,515,859		$ 50,479,859
Write-down of mineral properties	100,000	10,000	275,000	1,856,049
Common shares issued to purchase mineral claims	0	29,144,553	0
Payments made towards previously purchased mineral claim	100,000	191,061	3,574,252	7,209,870
Iris Royalty [Member]
Mineral properties, net [Abstract]
Mineral properties, net	50,000	50,000		50,000
Morelos [Member]
Mineral properties, net [Abstract]
Mineral properties, net	0	100,000		0
Write-down of mineral properties	100,000
San Miguel Project [Member]
Mineral properties, net [Abstract]
Mineral properties, net	21,992,263	21,992,263		21,992,263
Sleeper [Member]
Mineral properties, net [Abstract]
Mineral properties, net	25,891,490	24,827,490		25,891,490
Common shares issued to purchase mineral claims	964,000
Payments made towards previously purchased mineral claim	100,000
Mill Creek [Member]
Mineral properties, net [Abstract]
Mineral properties, net	2,096,616	2,096,616		2,096,616
Spring Valley [Member]
Mineral properties, net [Abstract]
Mineral properties, net	385,429	385,429		385,429
Reese River [Member]
Mineral properties, net [Abstract]
Mineral properties, net	$ 64,061	$ 64,061		$ 64,061

Property and Equipment (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Property and equipment, net [Abstract]
Cost	$ 856,285			$ 856,285
Accumulated Amortization	397,348			397,348
Net Book Value	458,937	487,740		458,937
Additions to property, plant and equipment	48,352	10,989
Depreciation	$ 77,155	$ 73,299	$ 66,367	$ 446,733

Segmented Information (Details) (USD $)	12 Months Ended			61 Months Ended	97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2012
Segment reporting information by segment [Abstract]
Interest income	$ 42,660	$ 118,870	$ 35,853		$ 1,179,492
Other income	73,130	180,833	0		253,963
Total Revenue	115,790	299,703	35,853		1,433,455
Expenses:
Exploration	13,427,376	7,984,774	6,043,791		45,209,413
Professional fees	1,166,881	1,280,869	931,404		8,672,804
Directors compensation	1,357,051	813,154	141,224		2,311,429
Travel and lodging	224,705	212,999	192,642		1,486,952
Corporate communications	440,382	260,309	332,139		3,817,789
Consulting fees	475,087	464,790	418,437		14,744,697
Office and administration	451,773	333,789	429,149		3,141,395
Interest and service charges	10,648	12,643	57,644
Insurance	323,777	317,457	47,804		917,106
Amortization	77,155	73,299	66,367		446,733
Accretion	153,704	119,884	0		273,588
Acquisition expenses	0	262,764	1,242,569		1,505,334
Miscellaneous	0	0	18,124		203,097
Write off of mineral property	100,000	10,000	275,000		1,856,049
Income and other taxes	0	13,015	51,732		64,747
Total Expenses	18,208,539	12,159,746	10,248,026		84,795,684
Net Loss before other items	18,092,749	11,860,043	10,212,173		83,362,229
Other items
Change in fair value of equity conversion right	0	169,081	821,155		990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)		17,210,044
Loss on sale of marketable securities	166,732	0	0		166,732
Net Loss	12,091,608	28,450,536	5,351,958	43,197,264	101,729,241
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483	287,192	64,730
Unrealized loss on available for sale securities	(30,945)	30,945	0		0
Total Comprehensive Loss for the Period	12,174,123	27,989,076	5,508,441		101,793,971
Mineral properties	50,479,859	49,515,859			50,479,859
Property and Equipment	458,937	487,740			458,937
United States [Member]
Segment reporting information by segment [Abstract]
Interest income	32,869	81,265	35,779
Other income	73,130	178,230	0
Total Revenue	105,999	259,495	35,779
Expenses:
Exploration	4,479,783	4,516,969	640,045
Professional fees	1,166,881	1,280,869	930,926
Directors compensation	1,357,051	813,154	141,224
Travel and lodging	224,705	212,999	192,642
Corporate communications	440,382	260,309	332,139
Consulting fees	475,087	464,790	418,437
Office and administration	383,691	297,702	310,371
Interest and service charges	7,480	9,586	53,818
Insurance	323,777	317,457	47,804
Amortization	41,027	20,161	18,661
Accretion	153,704	119,884
Acquisition expenses		262,764	1,242,569
Miscellaneous			18,124
Write off of mineral property	0	0	275,000
Income and other taxes		13,015	51,732
Total Expenses	9,053,568	8,589,659	4,673,492
Net Loss before other items	8,947,569	8,330,164	4,637,713
Other items
Change in fair value of equity conversion right		169,081	821,155
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)
Loss on sale of marketable securities	166,732
Net Loss	2,946,428	24,920,657	(222,502)
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483
Unrealized loss on available for sale securities		30,945
Total Comprehensive Loss for the Period	3,028,943	24,459,197	(66,019)
Mineral properties	28,337,596	27,373,596			28,337,596
Property and Equipment	99,686	131,683			99,686
Mexico / Latin America [Member]
Segment reporting information by segment [Abstract]
Interest income		37,605	74
Other income		2,603	0
Total Revenue		40,208	74
Expenses:
Exploration		3,467,805	5,403,746
Professional fees		0	478
Directors compensation		0	0
Travel and lodging		0	0
Corporate communications		0	0
Consulting fees		0	0
Office and administration		36,086	118,778
Interest and service charges		3,057	3,826
Insurance		0	0
Amortization		53,138	47,706
Accretion		0
Acquisition expenses		0	0
Miscellaneous			0
Write off of mineral property		10,000	0
Income and other taxes		0	0
Total Expenses		3,570,086	5,574,534
Net Loss before other items		3,529,878	5,574,460
Other items
Change in fair value of equity conversion right		0	0
Change in fair value of warrant liability		0	0
Net Loss		3,529,878	5,574,460
Other comprehensive loss
Foreign currency translation adjustment		0	0
Unrealized loss on available for sale securities		0
Total Comprehensive Loss for the Period		3,529,878	5,574,460
Mexico [Member]
Segment reporting information by segment [Abstract]
Interest income	9,791
Other income	0
Total Revenue	9,791
Expenses:
Exploration	8,947,593
Professional fees	0
Directors compensation	0
Travel and lodging	0
Corporate communications	0
Consulting fees	0
Office and administration	68,082
Interest and service charges	3,168
Insurance	0
Amortization	36,128
Accretion	0
Write off of mineral property	100,000
Total Expenses	9,154,971
Net Loss before other items	9,145,180
Other items
Change in fair value of warrant liability	0
Loss on sale of marketable securities	0
Net Loss	9,145,180
Other comprehensive loss
Foreign currency translation adjustment	0
Total Comprehensive Loss for the Period	9,145,180
Mineral properties	22,142,263	22,142,263			22,142,263
Property and Equipment	$ 359,251	$ 356,057			$ 359,251

Reclamation and Environmental (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reclamation and Environmental [Abstract]
Reclamation cost	$ 25,000,000
Amortization period of insurance premium (in years)	10 years
Prepaid insurance	613,037
Commutation account balance	2,754,316
Increase in commutation funds	82,678
Changes to the entity's asset retirement obligations [Roll Forward]
Balance, beginning of period	1,143,892	0
Asset retirement obligations acquired	0	1,121,150
Accretion expense	153,704	119,884
Payments	(99,417)	(97,142)
Balance at end of period	$ 1,198,179	$ 1,143,892

Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets, net [Abstract]
Valuation allowance	$ (23,504,986)	$ (18,653,428)	$ (12,209,478)
Net deferred tax asset	0	0	0
Effective income tax rate reconciliation [Abstract]
Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate (in hundredths)	34.00%	30.00%	30.00%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:
Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	0	0
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764
Provision for income taxes	0	0	0
United States [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	31,619,622	22,595,854	17,769,298
Deferred tax assets, net [Abstract]
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	0	0
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	0
Property, plant and equipment	(16,554)	(25,207)	27
United States [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Unused capital loss carry forwards	2,156,659
Unused capital loss carry forwards, expiration date	2015
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2019
Income Tax Examination [Abstract]
Open tax years subject to examination	2008
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2032
Income Tax Examination [Abstract]
Open tax years subject to examination	2011
Canada [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	6,369,054	6,643,964
Deferred tax assets, net [Abstract]
Loss carry forwards	1,592,263	1,660,991	0
Other	2,825	7,469	0
Property, plant and equipment	56,837	63,961	0
Canada [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2014
Canada [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2032
Mexico [Member]
Deferred tax assets, net [Abstract]
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards percentage limitations on use (in hundredths)	50.00%
Deferred tax assets, net [Abstract]
Loss carry forwards	0	1,393,473	1,203,263
Mexico and Peru [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	$ 30,829,351	$ 29,837,310	$ 24,633,228

Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
Jul. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of options exercised to acquire mining concessions	2
Number of mining concessions acquired	11
Amount of cash payment to acquire mining concessions	$ 1,693,000
Value added tax amount included with acquisition payment	$ 234,200